Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 1,383,743	$ 1,493,919	$ 1,346,301
Assets transferred by the Bank	69,842	172,298	108,946
Assets managed by the Bank	269,507	484,673	832,039
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 3,021,849	$ 3,249,443	$ 3,902,450